UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       MatlinPatterson Global Advisers LLC
Address:    520 Madison Avenue, 35th Floor
            New York, New York 10022-4213

Form 13F File Number: 28-11059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Robert H. Weiss
Title:      General Counsel
Phone:      (212) 651-9525


Signature, Place, and Date of Signing:

/s/ Robert H. Weiss                  New York, NY               2/10/09
---------------------------      --------------------     ----------------------
[Signature]                         [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                          ------------
Form 13F Information Table Entry Total:         1
                                          ------------
Form 13F Information Table Value Total:     $127,987
                                          ------------
                                          (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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

                                                     FORM 13F INFORMATION TABLE

      Column 1         Column 2  Column 3  Column 4         Column 5         Column 6   Column 7               Column 8
---------------------- --------- --------- --------  ---------------------  ----------  --------  ---------------------------------
                                                                                                    VOTING      VOTING      VOTING
                        TITLE OF            VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER     AUTHORITY   AUTHORITY   AUTHORITY
NAME OF ISSUER           CLASS     CUSIP   (x$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS     SOLE       SHARED       NONE
---------------------- --------- --------- --------  ----------  ---  ----  ----------  --------  ----------  ----------  ---------
Broadpoint Securities   Common   11133V108  127,987  43,093,261  SH           SOLE                            43,093,261
 Group, Inc.            Stock


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